Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

The following are related party balances as of December 31, 2022 and 2021.

	2022	2021
Accounts receivable
Beijing Zhongzhe Yuantong Technology Co., Ltd.(1)	$399,465	$414,639
	$399,465	$414,639
Non-current accounts receivable-related parties
Beijing Zhongzhe Yuantong Technology Co., Ltd.(1)	$-	$548,395
	$-	$548,395

	2022	2021
Due to related parties
Fengqi (Beijing) Zhineng Technology Co., Ltd.(2)	$598	$4,163
	$598	$4,163

The following are related party transactions for the years ended December 31, 2022, 2021 and 2020.

	2022	2021	2020
Revenue
Beijing Zhongzhe Yuantong Technology Co., Ltd.(1)	$-	$-	$609,321
	$-	$-	$609,321
Cost of revenues
Fengqi (Beijing) Zhineng Technology Co., Ltd.(2)	$11,830	$52,961	$-
	$11,830	$52,961	$-

(1)	Beijing Zhongzhe Yuantong Technology Co., Ltd. (“Beijing Zhongzhe”) and one of the minority shareholders of HiTek are under common control. The Company generated sales revenues from Beijing Zhongzhe Yuantong Technology Co., Ltd., in hardware sales of $nil for fiscal year ended December 31,2022 and 2021, and $255,344 for fiscal year ended December 31, 2020; and software sales of $nil for fiscal year ended December 31, 2022 and 2021, and $353,977 for fiscal year ended December 31, 2020. As of December 31, 2022 and 2021, accounts receivable from Beijing Zhongzhe Yuantong Technology Co., Ltd. is $399,465 and $963,034, respectively. As of April, 25, 2023, Beijing Zhongzhe subsequently repaid $399,465.

(2)	Mr. Yin is the director and a minority shareholder of Fengqi (Beijing) Zhineng Technology Co., Ltd. The Company purchased from Fengqi (Beijing) Zhineng Technology Co., Ltd., in hardware of $11,830, $52,961 and $nil for fiscal year ended December 31, 2022, 2021 and 2020, respectively. As of December 31, 2022 and 2021, the Company has outstanding advances owed to Fengqi (Beijing) Zhineng Technology Co., Ltd., in the amount of $598 and $4,163, respectively. The advances are due on demand and non-interest bearing.